Schedule of Basic and Diluted Net Loss Per Share (Details) - JPY (¥) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Earnings Per Share [Abstract]
Net loss attributable	¥ (1,489,414)	¥ (534,685)	¥ (661,966)
Weighted average ordinary shares outstanding, Basic	44,870,959	42,210,000	41,127,797
Weighted average ordinary shares outstanding, Diluted	44,870,959	42,210,000	41,127,797
Basic net loss per ordinary share	¥ (33.2)	¥ (12.7)	¥ (16.1)
Diluted net loss per ordinary share	¥ (33.2)	¥ (12.7)	¥ (16.1)